Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue
Schedule of revenues

	Year Ended December 31,
	2023	2022	2021
Gross amount from services provided	2,487,626	1,663,606	791,006
(-) Discounts	(184,116)	(100,425)	(30,305)
(-) ProUni scholarships (i)	(272,581)	(201,436)	(109,217)
(-) Taxes and contributions on revenue	(68,404)	(44,399)	(20,337)
Net revenue	1,962,525	1,317,346	631,147

Timing of revenue recognition
Transferred over time	1,942,200	1,299,183	624,871
Transferred at a point in time (ii)	20,325	18,163	6,276
Net revenue	1,962,525	1,317,346	631,147
(i)	Scholarships granted by the federal government to students under the ProUni program as described in Note 2.5.s
(ii)	Revenue recognized at a point in time relates to revenue from student fees and certain education-related activities.